SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

Note 15 — SEGMENT INFORMATION

The Company operates as a single reportable segment, which is consistent with how the Chief Operating Decision Maker (“CODM”), the Chief Executive Officer, allocates resources and assesses performance. The Company’s operations are centralized and integrated, with the financial results reviewed and managed on a consolidated basis. Accordingly, management has determined that the Company has one reportable segment under ASC Topic 280, Segment Reporting.

Measure of Segment Profit or Loss

The CODM reviews financial information on a consolidated basis, using Net Income as the primary measure of segment performance to monitor budget versus actual results and decide where to allocate and invest additional resources to achieve growth. Net Income is defined as revenue less cost of revenue and operating expenses, and other segment items (including interest income, interest expenses, other income and other expenses), and income taxes.

Significant Segment Expenses Categories Provided to the CODM

The CODM regularly receives and reviews the following expenses categories, which are included in the segment’s measure of profit or loss

TECHCREATE GROUP LTD

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the years ended December 31,
	2024	2025	2025

	S$	S$	US$
Revenue	3,104,324	4,772,866	3,711,693
Cost of revenue	2,210,508	3,019,959	2,348,518

Selling and distribution expenses
- Entertainment expenses	39,497	36,680	28,525
- Travelling expenses	150,313	104,402	81,190
- Payroll and welfare expenses	347,317	346,466	269,435
- Marketing expenses	246,478	-	-
- Others	2,823	12,146	9,445

General and administrative expenses
- Payroll and welfare expenses	301,680	867,122	674,331
- Professional fees	563,825	1,175,138	913,864
- Depreciation expenses	8,933	7,813	6,076
- Lease expenses	40,408	42,256	32,861
- Office related expenses	61,565	72,295	56,221
- Share-based compensation	-	55,270	42,982

Allowance for credit loss	-	17,699	13,764

Other segment expenses, net	11,124	24,490	19,045

Income tax expense	132,679	62,041	48,247

Net loss	(1,012,826)	(1,070,911)	(832,811)

Following table presents revenues by geographic area based on the sales location of our services:

	For the years ended December 31,
	2024	2025	2025
	S$	S$	US$
Brunei	770,596	864,108	671,987
Cambodia	1,463,473	2,193,092	1,705,492
China	-	801,887	623,600
Singapore	787,308	840,258	653,440
Hong Kong	82,947	73,521	57,174
	3,104,324	4,772,866	3,711,693

Long-lived assets by geographic region

	As of December 31,
	2025	2024
	S$	S$
Singapore	48,656	91,217